Derivative Instruments (Offsetting Derivative Liabilities) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	Dec. 31, 2013		Dec. 31, 2012
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			$ 9,862,560
Gross amounts offset in the Statement of Financial Condition			(9,032,620)
Net amounts of liabilities presented in the Statement of Financial Condition	100,584		829,940
Financial Instruments
Collateral Pledged	(100,584)	[1],[2]	(829,940)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty C [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition			294,905
Financial Instruments
Collateral Pledged			(294,905)	[1],[2]
Net Amount				[5],[6]
Counterparty E [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition			290,499
Financial Instruments
Collateral Pledged			(290,499)	[1],[2]
Net Amount				[5],[6]
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition			11,137
Financial Instruments
Collateral Pledged			(11,137)	[1],[2]
Net Amount				[5],[6]
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	100,584		233,399
Financial Instruments
Collateral Pledged	(100,584)	[1],[2]	(233,399)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			3,361,221
Gross amounts offset in the Statement of Financial Condition			(2,775,817)
Net amounts of liabilities presented in the Statement of Financial Condition			585,404
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			2,695,736
Gross amounts offset in the Statement of Financial Condition			(2,400,831)
Net amounts of liabilities presented in the Statement of Financial Condition			294,905
Futures Contracts [Member] | Counterparty E [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			665,485
Gross amounts offset in the Statement of Financial Condition			(374,986)
Net amounts of liabilities presented in the Statement of Financial Condition			290,499
Forward Currency Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,309,751		6,501,339
Gross amounts offset in the Statement of Financial Condition	(2,209,167)		(6,256,803)
Net amounts of liabilities presented in the Statement of Financial Condition	100,584		244,536
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			17,311
Gross amounts offset in the Statement of Financial Condition			(6,174)
Net amounts of liabilities presented in the Statement of Financial Condition			11,137
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,309,751		6,484,028
Gross amounts offset in the Statement of Financial Condition	(2,209,167)		(6,250,629)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 100,584		$ 233,399

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2013.
[4]	Net amount represents the amounts owed by the Partnership to each counterparty as of 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2012.
[6]	Net amount represents the amounts owed by the Partnership to each counterparty as of 2012.